Vessel Charters - Schedule of Estimated Minimum Hire Payments (Parenthetical) (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 495,714,000	$ 494,429,000
Restricted cash deposits related to certain term loans and other obligations	57,700,000	58,300,000
Teekay Nakilat Corporation [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Restricted cash on deposit	$ 475,400,000	$ 475,500,000